Note 17 - Information Regarding Geographical Area and Major Customers	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
17.	INFORMATION REGARDING GEOGRAPHICAL AREA AND MAJOR CUSTOMERS

For the years ended December 31, 2012, 2011 and 2010, total product sales by geographic territory and customer were as follows (euro amounts in thousands):

	For the Year Ended December 31,
	2010		2011		2012
UK	10,745	55%	12,155	56%	13,290	48%
Korea	4,521	23%	3,402	16%	3,455	12%
Turkey	-	-	917	4%	2,671	10%
US	2,417	12%	2,622	12%	2,226	8%
Spain	949	5%	1,137	5%	2,054	7%
Australia	-	-	840	4%	1,344	5%
Italy	1,083	5%	599	3%	769	3%
Israel	-	-	62	0%	152	1%
Other	-	-	-	-	1,669	6%
Total	19,715	100%	21,734	100%	27,630	100%

	For the Year Ended December 31,
	2010		2011		2012
Customer “a”	1,083	5%	599	3%	471	2%
Customer “b”	4,501	23%	3,112	14%	3,154	11%
Customer “c”	-	-	917	4%	2,671	10%
Customer “d”	949	5%	1,137	5%	923	3%
Customer “e”	10,745	55%	12,099	56%	13,062	47%
Customer “f”	2,417	12%	2,622	12%	2,226	8%
Customer “g”	-	-	63	0%	152	1%
Customer “h”	20	0%	289	2%	301	1%
Other Customers	-	-	896	4%	4,670	17%
Total	19,715	100%	21,734	100%	27,630	100%